Commitment and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Payments to Acquire Property, Plant, and Equipment	$ 70,504	$ 0	$ 0